SUBSEQUENT EVENTS	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 11 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review and other than as described below and the restatement discussed in Note 2, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Business Combination Agreement

On October 13, 2021, we entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Tempo Automation, Inc., a Delaware corporation (“Tempo”), and ACE Convergence Subsidiary Corp., a Delaware corporation and our wholly owned subsidiary (“Merger Sub”).

Pursuant to the transactions contemplated by the terms of the Merger Agreement (the “Tempo Business Combination”), and subject to the satisfaction or waiver of certain conditions set forth therein, Merger Sub will merge with and into Tempo, with Tempo surviving the merger as a wholly owned subsidiary of the Company (the “Merger”). Prior to the closing of the Tempo Business Combination (the “Closing”), the Company shall domesticate as a Delaware corporation (the “Domestication” and, ACE, after the Domestication, “Domesticated ACE”) and shall immediately be renamed “Tempo Automation Holdings, Inc.”

On August 13, 2021, Tempo Automation, Inc., a Delaware corporation (“Tempo”) entered into a Stock Purchase Agreement (the “Whizz Agreement”) with Whizz Systems, Inc., a Delaware corporation (“Whizz”), and on October 13, 2021, Tempo entered into an Agreement and Plan of Merger (the “Compass AC Agreement”) with Compass AC Holdings, Inc., a Delaware corporation (“Compass AC”), pursuant to which, and on the terms and subject to the conditions of which, Tempo will acquire all of the outstanding shares of capital stock of each Whizz and Compass AC (the “Tempo Add-On Acquisitions”) immediately following the closing of the Business Combination (as defined below). After the Effective Time, ACE will pay or issue to eligible Whizz equityholders and Compass AC equityholders their respective pro rata portion of the Whizz Consideration (as defined in the Merger Agreement) or the Compass AC Consideration (as defined in the Merger Agreement), including, for the avoidance of doubt, any applicable earnout consideration, upon the terms and subject to the conditions set forth in the Whizz Agreement or the Compass AC Agreement, as applicable.

The Closing is subject to the satisfaction or waiver of certain customary closing conditions, including, among others, (i) approval of the Business Combination and related agreements and transactions by the respective shareholders of ACE and Tempo, (ii) effectiveness of the registration statement on Form S-4 (which will include a proxy statement for holders of ACE’s ordinary shares) initially filed by ACE with the SEC on November 12, 2021 in connection with the Business Combination (the “Registration Statement”), (iii) expiration or termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act, (iv) the absence of any legal restraints on the Closing, and (vi) receipt of approval for listing on The Nasdaq Stock Market LLC (“Nasdaq”) the shares of Domesticated ACE common stock to be issued in connection with the Merger.

ACE’s obligation to consummate the Business Combination is also subject to, among other things, (i) the accuracy of the representations and warranties of Tempo as of the date of the Merger Agreement and as of the Closing, (ii) each of the covenants of Tempo having been performed in all material respects and (iii) all conditions of the closing of each of the Tempo Add-On Acquisitions being satisfied or waived and each of the Tempo Add-On Acquisitions being prepared to be consummated immediately after the Closing.

Tempo’s obligation to consummate the Merger is also subject to, among other things, (i) the accuracy of the representations and warranties of ACE as of the date of the Merger Agreement and as of the Closing, (ii) ACE having performed each of the covenants in all material respects, (iii) the Domestication having been completed and (iv) the sum of (w) the amount of cash available in the trust account into which substantially all of the proceeds of ACE’s initial public offering and private placements of its warrants have been deposited for the benefit of ACE, certain of its public shareholders and the underwriters of ACE’s initial public offering (the “Trust Account”), after deducting the amount required to satisfy ACE’s obligations to its shareholders (if any) that exercise their rights to redeem their Class A ordinary shares pursuant to ACE’s amended and restated memorandum and articles of association (but prior to payment of (a) any deferred underwriting commissions being held in the Trust Account and (b) any transaction expenses of ACE or its affiliates), plus (x) the PIPE Investment Amount (as defined in the Merger Agreement), plus (y) the Available Credit Amount (as defined in the Merger Agreement), plus (z) the Available Cash Amount (as defined in the Merger Agreement), being at least equal to $320,000,000.

The Merger Agreement may be terminated at any time prior to the Closing (i) by mutual written consent of ACE and Tempo, (ii) by Tempo, if certain approvals of the shareholders of ACE, to the extent required under the Merger Agreement, are not obtained as set forth therein or if there is a Modification in Recommendation (as defined in the Merger Agreement), (iii) by ACE, if certain approvals of the stockholders of Tempo, to the extent required under the Merger Agreement, are not obtained within five business days after the Registration Statement has been declared effective by the U.S. Securities and Exchange Commission (the “SEC”) and delivered or otherwise made available to Tempo’s stockholders, (iv) by either ACE or Tempo in certain other circumstances set forth in the Merger Agreement, including (a) if any Governmental Authority (as defined in the Merger Agreement) shall have issued or otherwise entered a final, nonappealable order making consummation of the Merger illegal or otherwise preventing or prohibiting consummation of the Merger and (b) in the event of certain uncured breaches by the other party or if the Closing has not occurred on or before January 30, 2022 (the “Agreement End Date”), unless ACE is in material breach of the Merger Agreement; provided that in the event the Extension Proposals are approved by the stockholders of ACE, then nine (9) months after the date of the Merger Agreement; provided further, that if so extended, then Tempo shall have the right to extend the Agreement End Date for one period of three (3) months if either of the Add-On Acquisitions has not closed due to a failure to obtain regulatory approvals or legal restraints on the closing of either Add-On Acquisition (subject to the requirement that the other conditions to the Closing have generally been satisfied or waived on or before such date).

On or prior to the execution of the Merger Agreement, ACE entered into subscription agreements with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which: (i) certain of the PIPE Investors have collectively subscribed for 8,200,000 shares of the Domesticated ACE Common Stock for an aggregate purchase price equal to $82,000,000 pursuant to Subscription Agreements (the “PIPE Common Stock Subscription Agreements”) and (ii) an affiliate of ACE’s sponsor, ACE Convergence Acquisition LLC (the “Sponsor”), has committed to purchase no less than $25,000,000 of ACE’s 12% convertible senior notes due 2025 pursuant to a Note Subscription Agreement (the “PIPE Convertible Note Subscription Agreement” and, together with the PIPE Common Stock Subscription Agreements, the “PIPE Subscription Agreements”), which is referred to as the “PIPE Investment.”

Concurrently with the execution of the Merger Agreement, an affiliate of the Sponsor (such affiliate, the “Backstop Investor”) entered into a backstop subscription agreement (the “Backstop Subscription Agreement”) with ACE, pursuant to, and on the terms and subject to the conditions on which, the Backstop Investor has committed to purchase, following the Domestication and prior to or substantially concurrently with the Closing, up to 2,500,000 shares of Domesticated ACE common stock, in a private placement for a purchase price of $10.00 per share and an aggregate purchase price of up to $25,000,000, to backstop certain redemptions by ACE shareholders.

On October 13, 2021, ACE entered into a Support Agreement (the “Sponsor Support Agreement”), by and among ACE, the Sponsor, certain of ACE’s directors and officers and Tempo, pursuant to which the Sponsor and each director and officer of ACE agreed to, among other things, vote in favor of the Merger Agreement and the transactions contemplated thereby, in each case, subject to the terms and conditions contemplated by the Sponsor Support Agreement.

On October 13, 2021, ACE entered into a Support Agreement (the “Tempo Holders Support Agreement”), by and among ACE, Tempo and certain stockholders of Tempo (the “Tempo Stockholders”). Pursuant to the Tempo Holders Support Agreement, the Tempo Stockholders agreed to, among other things, vote to adopt and approve, upon the effectiveness of the Registration Statement, the Merger Agreement and all other documents and transactions contemplated thereby, in each case, subject to the terms and conditions of Tempo Holders Support Agreement, and vote against any alternative merger, purchase of assets or proposals that would impede, frustrate, prevent or nullify any provision of the Merger, the Merger Agreement or the Tempo Holders Support Agreement or result in a breach of any covenant, representation, warranty or any other obligation or agreement thereunder.

The Merger Agreement contemplates that, at the Closing, ACE will enter into lock-up agreements with (i) the Sponsor and (ii) and certain former stockholders of Tempo and Compass AC, in each case, restricting the transfer of Domesticated ACE Common Stock from and after the Closing. The restrictions under the lock-up agreements begin at the Closing and end on, among other things, in the case of the Sponsor and certain former stockholders of Tempo, the date that is 365 days after the Closing, and in the case of certain former stockholders of Compass AC, the date that is 180 days after the Closing, or (in each case) upon the stock price of Domesticated ACE reaching $12.00 (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Closing Date.

For more information about the Merger Agreement and the proposed Tempo Business Combination, see our Current Report on Form 8-K filed with the SEC on October 14, 2021, and in our preliminary prospectus/proxy statement included in the Registration Statement. Unless specifically stated, this Quarterly Report on From 10-Q does not give effect to the proposed Tempo Business Combination and does not contain the risks associated with the proposed Tempo Business Combination. Such risks and effects relating to the proposed Tempo Business Combination is included in the Registration Statement.

Termination of SEC Investigation

On May 24, 2021, in its Form 10-Q for the quarter ended March 31, 2021, the Company disclosed that the SEC informed the Company that it was investigating certain disclosures made in the Form S-4 relating to the Company’s proposed Business Combination with Achronix. On July 11, 2021, the Company and Achronix entered into a termination and release agreement, pursuant to which the parties agreed to mutually terminate the merger agreement relating to the proposed business combination.

On October 27, 2021, the Company received a letter from the SEC in connection with its investigation with the following response: “We have concluded the investigation as to ACE Convergence Acquisition Corp. (“ACE”). Based on the information we have as of this date, we do not intend to recommend an enforcement action by the Commission against ACE.” The SEC provided this notice pursuant to the guidelines set out in the final paragraph of Securities Act Release No. 5310 (the text of this release can be found at: http://www.sec.gov/divisions/enforce/wells-release.pdf).

NOTE 11 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than described in footnote 2 and as below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Merger Agreement

On January 7, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Merger Sub, and Achronix Semiconductor Corporation, a Delaware corporation (“Achronix”).

Pursuant to the transactions contemplated by the terms of the Merger Agreement, and subject to the satisfaction or waiver of certain conditions set forth therein, Merger Sub will merge with and into Achronix, with Achronix surviving the merger and as a wholly owned subsidiary of the Company (the “Merger”) (the transactions contemplated by the Merger Agreement, the “Business

Combination”). Prior to the closing of the Business Combination, the Company shall domesticate as a Delaware Corporation. Upon the effective time of the Merger, the Company shall immediately be renamed “Achronix Semiconductor Corporation.”

Pursuant to the Merger Agreement, and subject to the approval of the Company’s shareholders, among other things, upon consummation of the Merger: (i) all of the equity interests of Achronix will be converted into the right to receive shares of common stock, par value $0.001 per share, of the Company (“ACE Common Stock”) and an aggregate of $50 million in cash; and (ii) all options to purchase and restricted stock units for shares of Achronix Common Stock outstanding as of immediately prior to the Merger will be converted into options to purchase and restricted stock units for share of New Achronix Common stock.

In connection with the execution of the Merger Agreement, (a) the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”) pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 15,000,000 shares of ACE Common Stock for an aggregate purchase price equal to $150,000,000 (the “PIPE Investment”), a portion of which is expected to be funded by one or more affiliates of the Sponsor. The PIPE Investment will be consummated substantially concurrently with the Closing, subject to the terms and conditions contemplated by the Subscription Agreements; (b) certain affiliates of the Sponsor (the “Backstop Investor”) entered into a backstop subscription agreement (the “Backstop Subscription Agreement”) with the Company, pursuant to, and on the terms and subject to the conditions on which, the Backstop Investor has committed to purchase, following the Domestication and prior to the Closing, shares of the Company’s common stock, par value $0.001 per share, as such shares will exist as common stock following the Domestication, in a private placement for a purchase price of $10.00 per share to backstop certain redemptions by the Company’s shareholders; and (c) the Company also announced entry into a Support Agreement (the “Sponsor Support Agreement”), by and among the Company, the Sponsor, Achronix and certain other parties thereto, pursuant to which the Sponsor and each director and officer of the Company agreed to, among other things, vote in favor of the Merger Agreement and the transactions contemplated thereby, in each case, subject to the terms and conditions contemplated by the Sponsor Support Agreement. In addition, the Company has entered into a Support Agreement (the “Company Support Agreement”) by and among the Company, Achronix and certain stockholders of Achronix (the “Key Stockholders”), pursuant to which the Key Stockholders have agreed to, among other things, vote in favor of the Merger Agreement and the transactions contemplated thereby, in each case, subject to the terms and conditions contemplated by the Company Support Agreement.

The Merger Agreement contains customary representations, warranties and covenants by the parties thereto and the Closing is subject to certain conditions as further described in the Merger Agreement.

On May 24, 2021, in its Form 10-Q for the quarter ended March 31, 2021, ACE Convergence Acquisition Corp. (the “Company”) disclosed that the SEC informed the Company that it was investigating certain disclosures made in the Form S-4 relating to the Company’s proposed business combination with Achronix Semiconductor Corporation (“Achronix”).

On July 11, 2021, the Company and Achronix mutually decided not to pursue the Business Combination, and on July 13, 2021, the Company withdrew its registration on the Form S-4. As of August 16, 2021, the SEC’s inquiries regarding certain disclosures in the Form S-4, which commenced in May 2021, remains ongoing.

On October 13, 2021, we entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Tempo Automation, Inc., a Delaware corporation (“Tempo”), and ACE Convergence Subsidiary Corp., a Delaware corporation and our wholly owned subsidiary (“Merger Sub”).

Pursuant to the transactions contemplated by the terms of the Merger Agreement (the “Tempo Business Combination”), and subject to the satisfaction or waiver of certain conditions set forth therein, Merger Sub will merge with and into Tempo, with Tempo surviving the merger as a wholly owned subsidiary of the Company (the “Merger”). Prior to the closing of the Tempo Business Combination (the “Closing”), the Company shall domesticate as a Delaware corporation (the “Domestication” and, ACE, after the Domestication, “Domesticated ACE”) and shall immediately be renamed “Tempo Automation Holdings, Inc.”

On August 13, 2021, Tempo Automation, Inc., a Delaware corporation (“Tempo”) entered into a Stock Purchase Agreement (the “Whizz Agreement”) with Whizz Systems, Inc., a Delaware corporation (“Whizz”), and on October 13, 2021, Tempo entered into an Agreement and Plan of Merger (the “Compass AC Agreement”) with Compass AC Holdings, Inc., a Delaware corporation (“Compass AC”), pursuant to which, and on the terms and subject to the conditions of which, Tempo will acquire all of the outstanding shares of capital stock of each Whizz and Compass AC (the “Tempo Add-On Acquisitions”) immediately following the closing of the Business Combination (as defined below). After the Effective Time, ACE will pay or issue to eligible Whizz equityholders and Compass AC equityholders their respective pro rata portion of the Whizz Consideration (as defined in the Merger Agreement) or the Compass AC Consideration (as defined in the Merger Agreement), including, for the avoidance of doubt, any applicable earnout consideration, upon the terms and subject to the conditions set forth in the Whizz Agreement or the Compass AC Agreement, as applicable.

The Closing is subject to the satisfaction or waiver of certain customary closing conditions, including, among others, (i) approval of the Business Combination and related agreements and transactions by the respective shareholders of ACE and Tempo, (ii) effectiveness of the registration statement on Form S-4 (which will include a proxy statement for holders of ACE’s ordinary shares) initially filed by ACE with the SEC on November 12, 2021 in connection with the Business Combination (the “Registration Statement”), (iii) expiration or termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act, (iv) the absence of any legal restraints on the Closing, and (vi) receipt of approval for listing on The Nasdaq Stock Market LLC (“Nasdaq”) the shares of Domesticated ACE common stock to be issued in connection with the Merger.

ACE’s obligation to consummate the Business Combination is also subject to, among other things, (i) the accuracy of the representations and warranties of Tempo as of the date of the Merger Agreement and as of the Closing, (ii) each of the covenants of Tempo having been performed in all material respects and (iii) all conditions of the closing of each of the Tempo Add-On Acquisitions being satisfied or waived and each of the Tempo Add-On Acquisitions being prepared to be consummated immediately after the Closing.

Tempo’s obligation to consummate the Merger is also subject to, among other things, (i) the accuracy of the representations and warranties of ACE as of the date of the Merger Agreement and as of the Closing, (ii) ACE having performed each of the covenants in all material respects, (iii) the Domestication having been completed and (iv) the sum of (w) the amount of cash available in the trust account into which substantially all of the proceeds of ACE’s initial public offering and private placements of its warrants have been deposited for the benefit of ACE, certain of its public shareholders and the underwriters of ACE’s initial public offering (the “Trust Account”), after deducting the amount required to satisfy ACE’s obligations to its shareholders (if any) that exercise their rights to redeem their Class A ordinary shares pursuant to ACE’s amended and restated memorandum and articles of association (but prior to payment of (a) any deferred underwriting commissions being held in the Trust Account and (b) any transaction expenses of ACE or its affiliates), plus (x) the PIPE Investment Amount (as defined in the Merger Agreement), plus (y) the Available Credit Amount (as defined in the Merger Agreement), plus (z) the Available Cash Amount (as defined in the Merger Agreement), being at least equal to $320,000,000.

The Merger Agreement may be terminated at any time prior to the Closing (i) by mutual written consent of ACE and Tempo, (ii) by Tempo, if certain approvals of the shareholders of ACE, to the extent required under the Merger Agreement, are not obtained as set forth therein or if there is a Modification in Recommendation (as defined in the Merger Agreement), (iii) by ACE, if certain approvals of the stockholders of Tempo, to the extent required under the Merger Agreement, are not obtained within five business days after the Registration Statement has been declared effective by the U.S. Securities and Exchange Commission (the “SEC”) and delivered or otherwise made available to Tempo’s stockholders, (iv) by either ACE or Tempo in certain other circumstances set forth in the Merger Agreement, including (a) if any Governmental Authority (as defined in the Merger Agreement) shall have issued or otherwise entered a final, non-appealable order making consummation of the Merger illegal or otherwise preventing or prohibiting consummation of the Merger and (b) in the event of certain uncured breaches by the other party or if the Closing has not occurred on or before January 30, 2022 (the “Agreement End Date”), unless ACE is in material breach of the Merger Agreement; provided that in the event the Extension Proposals are approved by the stockholders of ACE, then nine (9) months after the date of the Merger Agreement; provided further, that if so extended, then Tempo shall have the right to extend the Agreement End Date for one period of three (3) months if either of the Add-On Acquisitions has not closed due to a failure to obtain regulatory approvals or legal restraints on the closing of either Add-On Acquisition (subject to the requirement that the other conditions to the Closing have generally been satisfied or waived on or before such date).

On or prior to the execution of the Merger Agreement, ACE entered into subscription agreements with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which: (i) certain of the PIPE Investors have collectively subscribed for 8,200,000 shares of the Domesticated ACE Common Stock for an aggregate purchase price equal to $82,000,000 pursuant to Subscription Agreements (the “PIPE Common Stock Subscription Agreements”) and (ii) an affiliate of ACE’s sponsor, ACE Convergence Acquisition LLC (the “Sponsor”), has committed to purchase no less than $25,000,000 of ACE’s 12% convertible senior notes due 2025 pursuant to a Note Subscription Agreement (the “PIPE Convertible Note Subscription Agreement” and, together with the PIPE Common Stock Subscription Agreements, the “PIPE Subscription Agreements”), which is referred to as the “PIPE Investment.”

Concurrently with the execution of the Merger Agreement, an affiliate of the Sponsor (such affiliate, the “Backstop Investor”) entered into a backstop subscription agreement (the “Backstop Subscription Agreement”) with ACE, pursuant to, and on the terms and subject to the conditions on which, the Backstop Investor has committed to purchase, following the Domestication and prior to or substantially concurrently with the Closing, up to 2,500,000 shares of Domesticated ACE common stock, in a private placement for a purchase price of $10.00 per share and an aggregate purchase price of up to $25,000,000, to backstop certain redemptions by ACE shareholders.

On October 13, 2021, ACE entered into a Support Agreement (the “Sponsor Support Agreement”), by and among ACE, the Sponsor, certain of ACE’s directors and officers and Tempo, pursuant to which the Sponsor and each director and officer of ACE agreed to, among other things, vote in favor of the Merger Agreement and the transactions contemplated thereby, in each case, subject to the terms and conditions contemplated by the Sponsor Support Agreement.

On October 13, 2021, ACE entered into a Support Agreement (the “Tempo Holders Support Agreement”), by and among ACE, Tempo and certain stockholders of Tempo (the “Tempo Stockholders”). Pursuant to the Tempo Holders Support Agreement, the Tempo Stockholders agreed to, among other things, vote to adopt and approve, upon the effectiveness of the Registration Statement, the Merger Agreement and all other documents and transactions contemplated thereby, in each case, subject to the terms and conditions of Tempo Holders Support Agreement, and vote against any alternative merger, purchase of assets or proposals that would impede, frustrate, prevent or nullify any provision of the Merger, the Merger Agreement or the Tempo Holders Support Agreement or result in a breach of any covenant, representation, warranty or any other obligation or agreement thereunder.

The Merger Agreement contemplates that, at the Closing, ACE will enter into lock-up agreements with (i) the Sponsor and (ii) and certain former stockholders of Tempo and Compass AC, in each case, restricting the transfer of Domesticated ACE Common Stock from and after the Closing. The restrictions under the lock-up agreements begin at the Closing and end on, among other things, in the case of the Sponsor and certain former stockholders of Tempo, the date that is 365 days after the Closing, and in the case of certain former stockholders of Compass AC, the date that is 180 days after the Closing, or (in each case) upon the stock price of Domesticated ACE reaching $12.00 (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Closing Date.

For more information about the Merger Agreement and the proposed Tempo Business Combination, see our Current Report on Form 8-K filed with the SEC on October 14, 2021, and in our preliminary prospectus/proxy statement included in the Registration Statement. Unless specifically stated, this Quarterly Report on From 10-Q does not give effect to the proposed Tempo Business Combination and does not contain the risks associated with the proposed Tempo Business Combination. Such risks and effects relating to the proposed Tempo Business Combination is included in the Registration Statement.

On October 27, 2021, the Company received a letter from the SEC in connection with its investigation with the following response: “We have concluded the investigation as to ACE Convergence Acquisition Corp. (“ACE”). Based on the information we have as of this date, we do not intend to recommend an enforcement action by the Commission against ACE.” The SEC provided this notice pursuant to the guidelines set out in the final paragraph of Securities Act Release No. 5310 (the text of this release can be found at: http://www.sec.gov/divisions/enforce/wells-release.pdf).